Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	€ 12,428	€ 10,070	€ 8,395
Future policy benefits	270,608	378,907	348,627
Unearned premiums	6,181	6,548	6,117
Other policy claims and benefits	2,143	3,062	3,001
Premium revenue	13,192	15,444	16,099
Net investment income	5,613	6,967	7,149
Benefits, claims and losses	18,617	21,460	17,505
Amortization of deferred policy acquisition costs	793	899	753
Other operating expenses	4,666	5,085	5,230
Premiums written	11,003	11,926	13,396
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	12,225	8,648	7,181
Future policy benefits	176,753	192,099	174,167
Unearned premiums	6,058	6,335	5,897
Other policy claims and benefits	2,112	1,934	1,858
Premium revenue	8,742	8,190	8,326
Net investment income	3,467	2,909	2,984
Benefits, claims and losses	12,149	10,111	7,171
Amortization of deferred policy acquisition costs	670	741	547
Other operating expenses	3,476	3,003	3,127
Premiums written	6,798	5,023	5,930
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs		235	136
Future policy benefits		67,226	70,915
Unearned premiums		50	50
Other policy claims and benefits		1,019	1,026
Premium revenue		1,713	1,994
Net investment income	3	2,088	2,083
Benefits, claims and losses		3,249	3,244
Amortization of deferred policy acquisition costs			0
Other operating expenses	75	806	837
Premiums written		1,614	1,931
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	710	796	789
Future policy benefits	92,504	111,458	95,788
Unearned premiums			20
Other policy claims and benefits			5
Premium revenue	4,081	4,616	4,858
Net investment income	1,951	1,691	1,795
Benefits, claims and losses	6,058	7,343	6,278
Amortization of deferred policy acquisition costs	91	96	102
Other operating expenses	505	523	529
Premiums written	3,880	4,419	4,670
International [Member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	(507)	391	289
Future policy benefits	8,575	9,735	9,245
Unearned premiums	123	163	150
Other policy claims and benefits	30	110	112
Premium revenue	369	924	919
Net investment income	195	298	307
Benefits, claims and losses	682	757	810
Amortization of deferred policy acquisition costs	31	62	105
Other operating expenses	185	345	350
Premiums written	325	870	860
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Premium revenue			1
Net investment income	2	(4)	4
Benefits, claims and losses			7
Other operating expenses	175	180	185
Premiums written			5
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Other operating expenses	436	411	382
Elimination [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits	(7,223)	(1,611)	(1,488)
Net investment income	(5)	(15)	(24)
Benefits, claims and losses	(271)		(5)
Other operating expenses	€ (187)	€ (183)	€ (180)